Note 23 - Other liabilities - Actuarial Assumptions (Details) - Post-employment benefits	Dec. 31, 2024	Dec. 31, 2023
Bottom of range [member] | Unfunded
Disclosure of defined benefit plans [line items]
Discount rate	3.00%	3.00%
Rate of compensation increase	2.00%	2.00%
Bottom of range [member] | Funded
Disclosure of defined benefit plans [line items]
Discount rate	5.00%	5.00%
Rate of compensation increase	3.00%	0.00%
Top of range [member] | Unfunded
Disclosure of defined benefit plans [line items]
Discount rate	8.00%	7.00%
Rate of compensation increase	6.00%	5.00%
Top of range [member] | Funded
Disclosure of defined benefit plans [line items]
Discount rate	6.00%	5.00%
Rate of compensation increase	3.00%	3.00%